Supplemental Guarantor Information - Condensed Consolidating Statements of Comprehensive Income (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of information about consolidated structured entities [line items]
Total revenues	$ 1,038,207,681	$ 52,747	$ 1,021,633,535	$ 975,412,488
Total cost and operating expenses	898,650,510	45,657	921,490,232	865,802,178
Operating income	139,557,171	7,090	100,143,303	109,610,310
Interest (expense) income, net	(21,125,264)		(27,375,133)	(29,669,417)
Foreign currency exchange (loss) gain, net	(7,261,956)		(13,818,951)	(40,427,407)
Other financing cost, net	(10,176,316)		(1,943,760)	(16,225,841)
Income tax	46,477,079	2,361	24,941,511	11,398,856
Equity interest in net income of associated companies	267		91,385	189,950
Net profit (loss)	54,516,823		32,155,333	12,078,739
Distribution of the net profit (loss) to:
Equity owners of holding company	52,566,197	2,670	29,325,921	8,649,427
Non-controlling interest	1,950,626	100	2,829,412	3,429,312
Net profit (loss)	54,516,823		32,155,333	12,078,739
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent years:
Effect of translation of foreign entities	(64,314,032)	(3,268)	(18,309,877)	107,498,708
Effect of fair value of derivatives, net of deferred taxes			12,292	49,129
Items not to be reclassified to profit or loss in subsequent years:
Remeasurement of defined benefit plan, net of income tax effect	757,278	38	(7,046,089)	14,773,399
Equity investments at fair value	(3,765,688)	(191)	622,424	(6,673,731)
Total other comprehensive income (loss) items for the year, net of deferred taxes	(67,322,442)	(3,421)	(24,721,250)	115,647,505
Total comprehensive income (loss) for the year	(12,805,619)	(651)	7,434,083	127,726,244
Comprehensive income for the period attributable to:
Equity holders of the parent	(11,770,227)	(598)	1,201,698	120,974,842
Non-controlling interests	(1,035,392)	(53)	6,232,385	6,751,402
Total comprehensive income (loss) for the year	(12,805,619)	$ (651)	7,434,083	127,726,244
Parent [member]
Disclosure of information about consolidated structured entities [line items]
Total revenues	170,887,145		160,057,511	137,236,301
Total cost and operating expenses	129,039,749		123,548,341	117,835,634
Operating income	41,847,396		36,509,170	19,400,667
Interest (expense) income, net	(24,831,538)		(16,779,235)	(12,331,095)
Foreign currency exchange (loss) gain, net	11,805,283		(15,223,111)	(46,625,392)
Other financing cost, net	(4,443,892)		6,775,455	(10,475,673)
Income tax	17,754,010		14,201,399	(7,712,179)
Equity interest in net income of associated companies	46,101,188		32,245,041	50,968,741
Net profit (loss)	52,724,427		29,325,921	8,649,427
Distribution of the net profit (loss) to:
Equity owners of holding company	52,724,427		29,325,921	8,649,427
Net profit (loss)	52,724,427		29,325,921	8,649,427
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent years:
Effect of translation of foreign entities	(61,223,458)		(21,683,333)	104,178,880
Effect of fair value of derivatives, net of deferred taxes			12,292	48,496
Items not to be reclassified to profit or loss in subsequent years:
Remeasurement of defined benefit plan, net of income tax effect	652,722		(7,075,606)	14,771,770
Equity investments at fair value	(3,765,688)		622,424	(6,673,731)
Total other comprehensive income (loss) items for the year, net of deferred taxes	(64,336,424)		(28,124,223)	112,325,415
Total comprehensive income (loss) for the year	(11,611,997)		1,201,698	120,974,842
Comprehensive income for the period attributable to:
Equity holders of the parent	(11,611,997)		1,201,698	120,974,842
Total comprehensive income (loss) for the year	(11,611,997)		1,201,698	120,974,842
Wholly-owned guarantor subsidiary [member]
Disclosure of information about consolidated structured entities [line items]
Total revenues	190,924,413		170,991,493	173,714,225
Total cost and operating expenses	183,542,058		163,152,868	160,949,691
Operating income	7,382,355		7,838,625	12,764,534
Interest (expense) income, net	(11,033,069)		(12,365,116)	97,314
Foreign currency exchange (loss) gain, net	626,304		1,320,667	(5,853,669)
Other financing cost, net				(11,203,533)
Income tax	798,639		1,386,519	1,139,631
Equity interest in net income of associated companies	1,325,723		(8,977,146)	(1,342,073)
Net profit (loss)	(2,497,326)		(13,569,489)	(6,677,058)
Distribution of the net profit (loss) to:
Equity owners of holding company	(2,497,326)		(13,569,489)	(6,677,058)
Net profit (loss)	(2,497,326)		(13,569,489)	(6,677,058)
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent years:
Effect of translation of foreign entities	(724,521)		(1,897,936)	755,978
Items not to be reclassified to profit or loss in subsequent years:
Remeasurement of defined benefit plan, net of income tax effect	(1,603,145)		(8,439)	(12,300)
Total other comprehensive income (loss) items for the year, net of deferred taxes	(2,327,666)		(1,906,375)	743,678
Total comprehensive income (loss) for the year	(4,824,992)		(15,475,864)	(5,933,380)
Comprehensive income for the period attributable to:
Equity holders of the parent	(4,824,992)		(15,475,864)	(5,933,380)
Total comprehensive income (loss) for the year	(4,824,992)		(15,475,864)	(5,933,380)
Combined non-guarantor subsidiaries [member]
Disclosure of information about consolidated structured entities [line items]
Total revenues	890,427,121		887,951,615	857,137,822
Total cost and operating expenses	799,085,884		832,429,198	778,483,079
Operating income	91,341,237		55,522,417	78,654,743
Interest (expense) income, net	14,757,906		1,810,523	(17,207,855)
Foreign currency exchange (loss) gain, net	(19,693,543)		83,493	12,051,654
Other financing cost, net	(5,732,424)		(8,719,215)	5,453,365
Income tax	27,924,430		9,353,593	17,971,404
Equity interest in net income of associated companies	(2,497,059)		(13,466,845)	(6,677,059)
Net profit (loss)	50,251,687		25,876,780	54,303,444
Distribution of the net profit (loss) to:
Equity owners of holding company	46,641,696		21,417,549	50,049,280
Non-controlling interest	3,609,991		4,459,231	4,254,164
Net profit (loss)	50,251,687		25,876,780	54,303,444
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent years:
Effect of translation of foreign entities	(64,314,032)		(18,309,877)	108,291,984
Effect of fair value of derivatives, net of deferred taxes			12,292	30,206
Items not to be reclassified to profit or loss in subsequent years:
Remeasurement of defined benefit plan, net of income tax effect	757,278		(7,046,089)	7,477,926
Equity investments at fair value	(3,765,688)		622,424	(6,673,731)
Total other comprehensive income (loss) items for the year, net of deferred taxes	(67,322,442)		(24,721,250)	109,126,385
Total comprehensive income (loss) for the year	(17,070,755)		1,155,530	163,429,829
Comprehensive income for the period attributable to:
Equity holders of the parent	(16,035,363)		(5,076,855)	150,900,984
Non-controlling interests	(1,035,392)		6,232,385	12,528,845
Total comprehensive income (loss) for the year	(17,070,755)		1,155,530	163,429,829
Eliminations [member]
Disclosure of information about consolidated structured entities [line items]
Total revenues	(214,030,998)		(197,367,084)	(192,675,860)
Total cost and operating expenses	(213,017,181)		(197,640,175)	(191,466,226)
Operating income	(1,013,817)		273,091	(1,209,634)
Interest (expense) income, net	(18,563)		(41,305)	(227,781)
Equity interest in net income of associated companies	(44,929,585)		(9,709,665)	(42,759,659)
Net profit (loss)	(45,961,965)		(9,477,879)	(44,197,074)
Distribution of the net profit (loss) to:
Equity owners of holding company	(44,302,600)		(7,848,060)	(43,372,222)
Non-controlling interest	(1,659,365)		(1,629,819)	(824,852)
Net profit (loss)	(45,961,965)		(9,477,879)	(44,197,074)
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent years:
Effect of translation of foreign entities	61,947,979		23,581,269	(105,728,134)
Effect of fair value of derivatives, net of deferred taxes			(12,292)	(29,573)
Items not to be reclassified to profit or loss in subsequent years:
Remeasurement of defined benefit plan, net of income tax effect	950,423		7,084,045	(7,463,997)
Equity investments at fair value	3,765,688		(622,424)	6,673,731
Total other comprehensive income (loss) items for the year, net of deferred taxes	66,664,090		30,030,598	(106,547,973)
Total comprehensive income (loss) for the year	20,702,125		20,552,719	(150,745,047)
Comprehensive income for the period attributable to:
Equity holders of the parent	20,702,125		20,552,719	(144,967,604)
Non-controlling interests				(5,777,443)
Total comprehensive income (loss) for the year	$ 20,702,125		$ 20,552,719	$ (150,745,047)